IMPAIRMENT OF GOODWILL AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2018
Impairment of Goodwill and Other Assets [Abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]
B)    Impairment (Reversals) Charges

	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Impairment (reversals) of non-current assets	$35	($5)	$37	($1,130)
Impairment of intangibles	24	—	24	—
Total	$59	($5)	$61	($1,130)
For the six months ended June 30, 2018, we recorded impairments of $61 million (2017: $1,130 million impairment reversals) for non-current assets, as summarized in the following table:

Summary of impairments (reversals)

	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Equity Method Investments	$30	$—	$30	$—
Acacia	24	—	24	—
Barrick Nevada	11	—	14	—
Cerro Casale	—	—	—	(1,120)
Pascua-Lama	(6)	(9)	(7)	(15)
Other	—	4	—	5
Total	$59	($5)	$61	($1,130)